Operating Revenues - Cash Flows for Committed Time Charter Revenues (Details) - Time Charters [Member] $ in Thousands	Jun. 30, 2023 USD ($)
Concentration Risk [Line Items]
Within 1 year:	$ 197,401
2 years:	65,629
3 years:	60,709
4 years:	15,735
5 years:	$ 3,262